Comprehensive Loss	12 Months Ended
Dec. 31, 2010
Comprehensive Loss.
Comprehensive Loss

15. Comprehensive Loss

        For the years ended December 31, 2010, 2009 and 2008 comprehensive loss was approximately $11.6 million, $150.8 million and $47.0 million, respectively. As of December 31, 2010 and 2009, the Company's accumulated other comprehensive loss was approximately $3.8 million and $14.9 million, respectively. The accumulated other comprehensive loss resulted entirely from the Company's unrealized losses on its interest rate derivative instruments.